Document and Entity Information	Mar. 09, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001708035
Document Type	8-K/A
Document Period End Date	Mar. 09, 2021
Entity Registrant Name	PQ Group Holdings Inc.
Entity File Number	001-38221
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address, Address Line One	300 Lindenwood Drive
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	651-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	PQG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On March 9, 2021, PQ Group Holdings Inc. (the “Company”) furnished a Current Report on Form 8-K (the “Initial Report”) to the Securities and Exchange Commission (the “SEC”) containing its earnings press release disclosing financial results for the quarter and year ended December 31, 2020 as Exhibit 99.1 (the “Earnings Release”). This Current Report on Form 8-K/A amends the Initial Report to correct certain financial information included in the Earnings Release as further described below. This Current Report on Form 8-K/A should be read in conjunction with the Initial Report.